Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of lease liability and right of use asset
	Buildings	Vehicles	Total
	Thousands USD	Thousands USD	Thousands USD
Balance as at January 1, 2020	2,506	167	2,673

Depreciation	740	116	856
Disposals	-	69	69
Additions	1,312	109	1,421
Balance as at December 31, 2020	3,078	91	3,169
Acquisition through business combinations	948	47	995
Depreciation	1,359	(15)	1,344
Disposals	70	178	248
Additions	1,595	324	1,919
Balance as at December 31, 2021	4,192	299	4,491

Schedule of maturity analysis of the group's lease liabilities
	December 31, 2020	December 31, 2021
	Thousands USD	Thousands USD
Less than one year	1,148	2,086
One to five years	2,618	3,336
Total	3,766	5,422